Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 60.0%
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	$4,723,808	$1,062,432
ACC Auto Trust 2021-A C, 3.7900%, 4/15/27 (144A)	6,000,000	5,868,209
ACC Auto Trust 2021-A D, 6.1000%, 6/15/29 (144A)	3,700,000	3,520,476
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30 (144A)	2,750,000	2,740,259
ACM Auto Trust 2022-1A C, 5.4800%, 4/20/29 (144A)	3,126,672	3,121,069
ACM Auto Trust 2022-1A D, 8.5800%, 4/20/29 (144A)	9,430,000	9,316,697
AGL CLO 1 Ltd 2021-10A D,
CME Term SOFR 3 Month + 3.1616%, 8.4696%, 4/15/34 (144A)‡	8,000,000	7,720,192
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	6,282,356	6,023,894
AMSR Trust 2023-SFR1 F, 4.0000%, 4/17/40 (144A)	5,000,000	3,945,264
Apidos CLO 2013-15A A1RR,
CME Term SOFR 3 Month + 1.2716%, 6.5978%, 4/20/31 (144A)‡	4,195,521	4,180,807
Avis Budget Rental Car Funding AESOP LLC 2018-2A D, 3.0400%, 3/20/25 (144A)	13,000,000	12,796,746
Avis Budget Rental Car Funding AESOP LLC 2019-2A D, 3.0400%, 9/22/25 (144A)	5,000,000	4,772,317
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27 (144A)	6,000,000	5,172,257
BAMLL Commercial Mortgage Securities Trust 2014-FRR4 CK29,
0%, 1/27/24 (144A)	2,036,529	2,011,253
Benefit Street Partners CLO Ltd 2016-10A CRR,
CME Term SOFR 3 Month + 3.7616%, 9.0878%, 4/20/34 (144A)‡	6,750,000	6,661,845
BlueMountain CLO XXVI Ltd 2019-25A D2R,
CME Term SOFR 3 Month + 4.4116%, 9.4103%, 7/15/36 (144A)‡	6,250,000	5,962,369
BlueMountain CLO XXVI Ltd 2021-28A A,
CME Term SOFR 3 Month + 1.5216%, 6.8296%, 4/15/34 (144A)‡	5,000,000	4,948,720
BPR Trust 2022-OANA D,
CME Term SOFR 1 Month + 3.6950%, 9.0272%, 4/15/37 (144A)‡	10,000,000	9,798,247
BPR Trust 2023-BRK2 A, 0%, 11/5/28 (144A)‡	13,809,000	13,808,301
Business Jet Securities LLC 2020-1A B, 3.9670%, 11/15/35 (144A)	2,632,451	2,462,174
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36 (144A)	1,655,421	1,470,183
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36 (144A)	1,355,011	1,261,250
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37 (144A)	3,459,503	3,159,910
BX Commercial Mortgage Trust 2019-MMP F,
CME Term SOFR 1 Month + 2.8361%, 8.1681%, 8/15/36 (144A)‡	13,930,290	13,378,663
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 2.7645%, 8.0967%, 10/15/36 (144A)‡	19,698,750	19,261,833
BX Commercial Mortgage Trust 2021-ARIA E,
CME Term SOFR 1 Month + 2.3590%, 7.6910%, 10/15/36 (144A)‡	10,000,000	9,484,920
BX Commercial Mortgage Trust 2021-ARIA F,
CME Term SOFR 1 Month + 2.7080%, 8.0400%, 10/15/36 (144A)‡	10,000,000	9,411,752
BX Commercial Mortgage Trust 2021-BXMF G,
CME Term SOFR 1 Month + 3.4640%, 8.7960%, 10/15/26 (144A)‡	14,194,000	13,187,825
BX Commercial Mortgage Trust 2021-SOAR G,
CME Term SOFR 1 Month + 2.9145%, 8.2475%, 6/15/38 (144A)‡	6,591,675	6,261,644
BX Commercial Mortgage Trust 2021-SOAR J,
CME Term SOFR 1 Month + 3.8645%, 9.1975%, 6/15/38 (144A)‡	8,633,237	8,078,232
BX Commercial Mortgage Trust 2021-VINO G,
CME Term SOFR 1 Month + 4.0668%, 9.3988%, 5/15/38 (144A)‡	9,069,941	8,653,993
BX Commercial Mortgage Trust 2021-VOLT F,
CME Term SOFR 1 Month + 2.5145%, 7.8467%, 9/15/36 (144A)‡	8,440,000	7,989,856
BX Commercial Mortgage Trust 2021-VOLT G,
CME Term SOFR 1 Month + 2.9645%, 8.2967%, 9/15/36 (144A)‡	6,000,000	5,575,302
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0814%, 4/15/39 (144A)‡	9,059,498	8,762,965
Carlyle Global Markets Strategies 2022-2A C,
CME Term SOFR 3 Month + 3.5500%, 8.8761%, 4/20/35 (144A)‡	5,000,000	4,907,070
CarMax Auto Owner Trust 2022-3 D, 6.2000%, 1/16/29	6,250,000	6,062,011
Carvana Auto Receivables Trust 2019-2A XS, 0%, 4/15/26 (144A)‡,¤,¢	53,866,490	215,197
Carvana Auto Receivables Trust 2019-4A XS, 0%, 10/15/26 (144A)‡,¤,¢	41,386,249	352,321
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28 (144A)	12,890,000	11,305,029
Carvana Auto Receivables Trust 2023-P4 N, 8.0500%, 10/10/30 (144A)	1,868,000	1,873,387
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196	1,071,236
Cathedral Lake LTD 2018-5A C,
CME Term SOFR 3 Month + 2.7116%, 8.0451%, 10/21/30 (144A)‡	2,000,000	1,982,278
CBAM CLO Management 2020-13A A,
CME Term SOFR 3 Month + 1.6916%, 6.6804%, 1/20/34 (144A)‡	6,000,000	5,963,808
CBAM CLO Management 2021-14A A,
CME Term SOFR 3 Month + 1.3616%, 6.6878%, 4/20/34 (144A)‡	15,000,000	14,841,090
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9522%, 9/15/28 (144A)‡	6,529,000	6,543,717
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	23,189,260	22,428,961

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	$21,702,067		$20,865,023
CFIP CLO Ltd 2017-1A CR,
CME Term SOFR 3 Month + 2.8616%, 8.1715%, 10/18/34 (144A)‡	7,700,000		7,420,975
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29 (144A)	721,290		691,625
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28 (144A)	627,976		613,555
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28 (144A)	3,337,000		3,091,977
Chase Mortgage Finance Corp 2021-CL1 M4,
US 30 Day Average SOFR + 2.6500%, 7.9650%, 2/25/50 (144A)‡	2,381,874		2,126,052
Chase Mortgage Finance Corp 2021-CL1 M5,
US 30 Day Average SOFR + 3.2500%, 8.5650%, 2/25/50 (144A)‡	952,867		834,053
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	3,710,750		3,601,344
Citigroup Commercial Mortgage Trust 2018-C5, 0.8274%, 6/10/51‡,¤	32,524,193		864,868
Citigroup Commercial Mortgage Trust 2021-PRM2 E,
CME Term SOFR 1 Month + 2.5145%, 7.8475%, 10/15/38 (144A)‡	2,000,000		1,916,930
Citigroup Commercial Mortgage Trust 2021-PRM2 F,
CME Term SOFR 1 Month + 3.8645%, 9.1975%, 10/15/38 (144A)‡	6,000,000		5,701,510
Citigroup Commercial Mortgage Trust 2021-PRM2 G,
CME Term SOFR 1 Month + 4.6145%, 9.9475%, 10/15/38 (144A)‡	6,000,000		5,670,309
Citigroup Commercial Mortgage Trust 2021-PRM2 J,
CME Term SOFR 1 Month + 5.5145%, 10.8475%, 10/15/36 (144A)‡	6,000,000		5,654,236
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47 (144A)	12,642,188		10,623,830
Cold Storage Trust 2020-ICE5 F,
CME Term SOFR 1 Month + 3.6070%, 8.9392%, 11/15/37 (144A)‡	12,828,026		12,649,811
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52 (144A)	5,000,000	CAD	3,308,556
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64 (144A)‡	2,547,000		1,564,865
Commercial Mortgage Pass-through Certificate 2022-LPF2 E,
CME Term SOFR 1 Month + 5.9400%, 11.2722%, 10/15/39 (144A)‡	1,500,000		1,488,378
Commercial Mortgage Pass-through Certificates 2022-LPF2 D,
CME Term SOFR 1 Month + 4.1920%, 9.5242%, 10/15/39 (144A)‡	5,000,000		4,936,309
Connecticut Avenue Securities Trust 2017-C05 1M2C,
US 30 Day Average SOFR + 2.3145%, 7.6294%, 1/25/30‡	11,211,032		11,315,327
Connecticut Avenue Securities Trust 2018-R07 1B1,
US 30 Day Average SOFR + 4.4645%, 9.7794%, 4/25/31 (144A)‡	4,000,000		4,240,010
Connecticut Avenue Securities Trust 2019-R02,
US 30 Day Average SOFR + 4.2645%, 9.5794%, 8/25/31 (144A)‡	26,053,727		27,369,398
Connecticut Avenue Securities Trust 2019-R03 1B1,
US 30 Day Average SOFR + 4.2145%, 9.5294%, 9/25/31 (144A)‡	15,690,995		16,372,704
Connecticut Avenue Securities Trust 2019-R04 2B1,
US 30 Day Average SOFR + 5.3645%, 10.6794%, 6/25/39 (144A)‡	4,746,071		4,992,896
Connecticut Avenue Securities Trust 2019-R05,
US 30 Day Average SOFR + 4.2145%, 9.5294%, 7/25/39 (144A)‡	7,556,852		7,772,692
Connecticut Avenue Securities Trust 2021-R01 1B1,
US 30 Day Average SOFR + 3.1000%, 8.4150%, 10/25/41 (144A)‡	5,000,000		5,001,941
Connecticut Avenue Securities Trust 2021-R01 1M1,
US 30 Day Average SOFR + 0.7500%, 6.0650%, 10/25/41 (144A)‡	341,588		340,561
Connecticut Avenue Securities Trust 2021-R02 2B1,
US 30 Day Average SOFR + 3.3000%, 8.6150%, 11/25/41 (144A)‡	7,600,000		7,545,583
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 11/25/41 (144A)‡	16,305,770		15,932,683
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4650%, 12/25/41 (144A)‡	13,477,000		13,434,704
Connecticut Avenue Securities Trust 2022-R02 2B1,
US 30 Day Average SOFR + 4.5000%, 9.8150%, 1/25/42 (144A)‡	17,053,000		17,436,340
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 3/25/42 (144A)‡	9,423,265		9,487,185
Connecticut Avenue Securities Trust 2023-R06 1M2,
US 30 Day Average SOFR + 2.7000%, 8.0150%, 7/25/43 (144A)‡	8,123,000		8,159,783
Credit Suisse Commercial Mortgage Trust 2019-ICE4 F,
CME Term SOFR 1 Month + 2.6970%, 8.0300%, 5/15/36 (144A)‡	14,164,760		13,970,969
Credit Suisse Commercial Mortgage Trust 2020-TMIC A,
CME Term SOFR 1 Month + 3.6145%, 8.9475%, 12/15/35 (144A)‡	15,000,000		14,975,339
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4168%, 4/15/26 (144A)‡	13,193,967		13,031,748
CSAIL 2021-C20 XA, 1.1182%, 3/15/54‡,¤	58,538,663		2,962,711
DBCCRE Mortgage Trust 2014-ARCP D, 5.0990%, 1/10/34 (144A)‡	1,000,000		974,535
DBCCRE Mortgage Trust 2014-ARCP E, 5.0990%, 1/10/34 (144A)‡	2,848,000		2,760,795
DBCCRE Mortgage Trust 2014-ARCP F, 5.0990%, 1/10/34 (144A)‡	11,442,000		11,005,979
DBGS Mortgage Trust 2018-BIOD F,
CME Term SOFR 1 Month + 2.2960%, 7.6280%, 5/15/35 (144A)‡	1,414,505		1,369,599
DC Commercial Mortgage Trust 2023-DC D, 7.3785%, 9/12/40 (144A)‡	10,000,000		9,338,092
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49 (144A)	4,000,000		3,394,915
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49 (144A)	3,420,000		2,969,065
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51 (144A)	5,000,000		3,986,530
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33 (144A)	451,109		407,993

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
DROP Mortgage Trust 2021-FILE D,
CME Term SOFR 1 Month + 2.8645%, 8.1965%, 10/15/43 (144A)‡	$15,000,000	$10,961,012
Dryden Senior Loan Fund 2020-83A D,
CME Term SOFR 3 Month + 3.7616%, 9.0715%, 1/18/32 (144A)‡	6,000,000	5,853,834
Dryden Senior Loan Fund 2023-105A D,
CME Term SOFR 3 Month + 5.2000%, 10.0586%, 4/18/36 (144A)‡	6,000,000	6,023,850
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,163,638	806,728
Elmwood CLO VIII Ltd 2021-1A A,
CME Term SOFR 3 Month + 1.5016%, 6.8278%, 1/20/34 (144A)‡	5,000,000	4,990,040
Elmwood CLO VIII Ltd 2021-1A D,
CME Term SOFR 3 Month + 3.2616%, 8.5878%, 1/20/34 (144A)‡	3,000,000	2,941,695
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	6,794,000	6,829,316
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30 (144A)	3,000,000	3,157,142
Extended Stay America Trust 2021-ESH E,
CME Term SOFR 1 Month + 2.9645%, 8.2965%, 7/15/38 (144A)‡	5,028,079	4,952,947
Extended Stay America Trust 2021-ESH F,
CME Term SOFR 1 Month + 3.8145%, 9.1465%, 7/15/38 (144A)‡	9,371,808	9,116,770
ExteNet Issuer LLC, 5.2190%, 7/25/49 (144A)	4,000,000	3,793,784
Fannie Mae REMICS, US 30 Day Average SOFR + 53.7407%, 0%, 10/25/40‡	588,203	738,812
Fannie Mae REMICS, 3.0000%, 5/25/48	14,113	12,073
Fannie Mae REMICS, US 30 Day Average SOFR + 5.9355%, 0.6206%, 8/25/48‡,¤	6,502,073	519,614
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30 (144A)	5,000,000	5,290,700
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30 (144A)	8,000,000	8,448,298
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30 (144A)	3,250,000	3,260,816
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51 (144A)‡	15,231,959	11,635,881
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	39,239,972	30,876,524
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49 (144A)	3,000,000	2,999,610
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2,
US 30 Day Average SOFR + 4.0000%, 9.3150%, 11/25/51 (144A)‡	10,000,000	9,474,398
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA3 B1,
US 30 Day Average SOFR + 5.2145%, 10.5294%, 6/25/50 (144A)‡	5,020,862	5,434,779
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
US 30 Day Average SOFR + 5.3645%, 10.6794%, 9/25/50 (144A)‡	8,147,904	8,706,494
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1,
US 30 Day Average SOFR + 4.0000%, 9.3150%, 11/25/50 (144A)‡	5,551,430	5,869,603
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 B1,
US 30 Day Average SOFR + 2.6500%, 7.9650%, 1/25/51 (144A)‡	7,550,000	7,340,400
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2,
US 30 Day Average SOFR + 6.0000%, 11.3150%, 8/25/33 (144A)‡	12,308,000	12,707,770
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/33 (144A)‡	1,364,348	1,375,382
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2,
US 30 Day Average SOFR + 6.2500%, 11.5650%, 10/25/33 (144A)‡	20,836,000	22,033,071
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA5 B1,
US 30 Day Average SOFR + 3.0500%, 8.3650%, 1/25/34 (144A)‡	6,624,000	6,649,290
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2,
US 30 Day Average SOFR + 1.5000%, 6.8150%, 10/25/41 (144A)‡	1,000,000	985,933
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1,
US 30 Day Average SOFR + 3.6500%, 8.9376%, 11/25/41 (144A)‡	4,632,546	4,685,738
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 9/25/41 (144A)‡	17,015,000	16,519,651
Freddiemac Strip 375 C1, 2.5000%, 1/25/51¤	169,619,383	25,436,072
FREMF Mortgage Trust 2018-KF45,
US 30 Day Average SOFR + 2.0645%, 7.3758%, 3/25/25 (144A)‡	297,961	285,877
FREMF Mortgage Trust 2018-KL2P BPZ,
US 30 Day Average SOFR + 2.6145%, 7.9258%, 1/25/28 (144A)‡	5,597,272	5,554,052
FREMF Mortgage Trust 2018-KSW4 C,
US 30 Day Average SOFR + 5.1145%, 10.4258%, 10/25/28‡	4,928,012	4,765,008
FREMF Mortgage Trust 2019-KF70 C,
US 30 Day Average SOFR + 6.1145%, 11.4258%, 9/25/29 (144A)‡	16,236,667	15,835,803
FREMF Mortgage Trust 2019-KF72,
US 30 Day Average SOFR + 2.2145%, 7.5258%, 11/25/26 (144A)‡	2,679,587	2,591,273
FREMF Mortgage Trust 2021-KF98 CS,
US 30 Day Average SOFR + 8.5000%, 13.8114%, 12/25/30 (144A)‡	4,799,260	4,753,696
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51 (144A)◊	11,000,000	7,420,973
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51 (144A)◊	18,068,494	11,638,546
GCAT 2022-INV1 A26, 3.0000%, 12/25/51 (144A)‡	16,495,998	12,687,246
Government National Mortgage Association,
CME Term SOFR 1 Month + 5.4355%, 0.1107%, 1/20/44‡,¤	337,619	20,560
Government National Mortgage Association,
CME Term SOFR 1 Month + 6.0355%, 0.7050%, 10/16/55‡,¤	480,559	27,805
Government National Mortgage Association, 0.2627%, 1/16/60‡,¤	10,317,679	256,744
Gracie Point International Funding 2023-1A B,
US 90 Day Average SOFR + 2.6000%, 0%, 9/1/26 (144A)‡	3,000,000	2,999,904

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Gracie Point International Funding 2023-1A C,
US 90 Day Average SOFR + 3.1000%, 0%, 9/1/26 (144A)‡	$3,000,000	$2,999,892
Great Wolf Trust,
CME Term SOFR 1 Month + 2.8465%, 8.1785%, 12/15/36 (144A)‡	19,500,000	19,209,582
Great Wolf Trust,
CME Term SOFR 1 Month + 3.2455%, 8.5775%, 12/15/36 (144A)‡	3,899,000	3,832,679
GS Mortgage Securities Trust 2017-SLP G, 4.7443%, 10/10/32 (144A)‡	8,331,000	7,319,680
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25 (144A)	15,000,000	14,207,817
HGI CRE CLO Ltd 2021-FL1 D,
CME Term SOFR 1 Month + 2.4645%, 7.7951%, 6/16/36 (144A)‡	5,000,000	4,615,622
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34 (144A)	1,826,111	1,730,725
Home Partners of America Trust 2021-2 F, 3.7990%, 12/17/26 (144A)	19,253,003	16,451,395
Home Partners of America Trust 2021-3 F, 4.2420%, 1/17/41 (144A)	4,603,072	3,663,113
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51 (144A)	3,000,000	2,496,823
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	7,500,000	6,665,773
Hudsons Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34 (144A)	3,000,000	2,426,686
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	10,000,000	9,399,519
JP Morgan Chase Commercial Mortgage Sec Trust 2022-NLP D,
CME Term SOFR 1 Month + 2.1664%, 7.4986%, 4/15/37 (144A)‡	18,842,196	16,879,463
Kayne CLO 10 Ltd 2021-10A A,
CME Term SOFR 3 Month + 1.4316%, 6.7772%, 4/23/34 (144A)‡	22,500,000	22,328,437
LCM LP XIV, CME Term SOFR 3 Month + 1.3016%, 6.6278%, 7/20/31 (144A)‡	4,640,000	4,605,126
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	2,485,645	2,410,184
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28 (144A)‡	5,594,000	5,420,470
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29 (144A)	9,826,000	10,165,473
LFS LLC 2022-A B, 8.0000%, 5/15/34 (144A)	4,000,000	3,713,606
Life Financial Services Trust 2021-BMR E,
CME Term SOFR 1 Month + 1.8645%, 7.1965%, 3/15/38 (144A)‡	17,693,463	17,022,280
Life Financial Services Trust 2022-BMR2 D,
CME Term SOFR 1 Month + 2.5419%, 7.8741%, 5/15/39 (144A)‡	10,000,000	9,492,410
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	4,935,973	4,337,184
Longfellow Place CLO Ltd 2013-1A DRR,
CME Term SOFR 3 Month + 4.7616%, 10.0696%, 4/15/29 (144A)‡	3,000,000	2,979,153
LUXE Commercial Mortgage Trust 2021-TRIP F,
CME Term SOFR 1 Month + 3.3645%, 8.7045%, 10/15/38 (144A)‡	8,000,000	7,769,966
Luxury Lease Partners Auto Trust 2021-ARC2 A, 3.0000%, 7/15/27 (144A)	442,155	437,669
Madison Park Funding Ltd 2016-22A DR,
CME Term SOFR 3 Month + 3.7616%, 9.0696%, 1/15/33 (144A)‡	8,500,000	8,375,449
Madison Park Funding Ltd 2018-32A A1R,
CME Term SOFR 3 Month + 1.2616%, 6.6072%, 1/22/31 (144A)‡	10,000,000	9,966,990
Madison Park Funding Ltd 2018-32A DR,
CME Term SOFR 3 Month + 3.4616%, 8.8072%, 1/22/31 (144A)‡	7,000,000	6,891,038
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33 (144A)	9,571,000	9,503,791
MED Trust 2021-MDLN F,
CME Term SOFR 1 Month + 4.1145%, 9.4465%, 11/15/38 (144A)‡	7,696,065	7,304,319
MED Trust 2021-MDLN G,
CME Term SOFR 1 Month + 5.3645%, 10.6965%, 11/15/38 (144A)‡	14,928,355	14,067,232
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,418,429	2,580,221
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	8,000,000	8,048,967
MHC Commercial Mortgage Trust 2021-MHC G,
CME Term SOFR 1 Month + 3.3154%, 8.6474%, 4/15/38 (144A)‡	9,796,854	9,468,978
Mission Lane Credit Card Master Trust 2023-A B, 8.1500%, 7/17/28 (144A)	3,000,000	2,955,322
Mission Lane Credit Card Master Trust 2023-A C, 10.0300%, 7/17/28 (144A)	3,250,000	3,235,000
Mission Lane Credit Card Master Trust 2023-B C, 10.4400%, 11/15/28 (144A)	4,750,000	4,749,531
Mission Lane Credit Card Master Trust 2023-B D, 12.4300%, 11/15/28 (144A)	11,976,000	11,975,869
MKT Mortgage Trust 2020-525M F, 3.0386%, 2/12/40 (144A)‡	11,900,000	3,460,151
Multifamily Connecticut Avenue Securities Trust 2019-01,
US 30 Day Average SOFR + 3.3645%, 8.6794%, 10/25/49 (144A)‡	26,890,776	26,251,036
Multifamily Connecticut Avenue Securities Trust 2020-01,
US 30 Day Average SOFR + 3.8645%, 9.1794%, 3/25/50 (144A)‡	15,412,201	15,064,619
Multifamily Connecticut Avenue Securities Trust 2020-01 CE,
US 30 Day Average SOFR + 7.6145%, 12.9294%, 3/25/50 (144A)‡	2,000,000	1,989,694
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41 (144A)	1,628,125	1,452,205
Nassau Ltd 2019-IA BR,
CME Term SOFR 3 Month + 2.8616%, 8.1696%, 4/15/31 (144A)‡	8,500,000	8,228,144
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51 (144A)	3,000,000	2,497,529
NCMF Trust 2022-MFP F,
CME Term SOFR 1 Month + 4.4310%, 9.7632%, 3/15/39 (144A)‡	5,000,000	4,796,093
New Residential Mortgage Loan Trust 2022-SFR1 F, 4.4430%, 2/17/39 (144A)	10,500,000	8,878,679
NW Re-Remic Trust 2021-FRR1 BK88, 2.6594%, 12/18/51 (144A)‡	20,000,000	15,124,714
Oak Hill Credit Partners 2012-7A AR3,
CME Term SOFR 3 Month + 1.3316%, 6.7114%, 2/20/34 (144A)‡	5,000,000	4,958,040

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Oak Street Investment Grade Net Lease Fund 2020-1A B1,
5.1100%, 11/20/50 (144A)	$4,499,000		$3,738,764
Oak Street Investment Grade Net Lease Fund 2021-1A B1,
4.2300%, 1/20/51 (144A)	6,250,000		5,326,283
Oasis Securitization 2021-2A A, 2.1430%, 10/15/33 (144A)	1,897,100		1,890,531
Oasis Securitization 2021-2A B, 5.1470%, 10/15/33 (144A)	1,898,218		1,892,499
Oasis Securitization 2022-2A B, 8.8500%, 10/15/34 (144A)	5,610,487		5,554,390
Oasis Securitization 2023-1A B, 10.2500%, 2/15/35 (144A)	5,121,020		5,121,020
OCP CLO Ltd, CME Term SOFR 3 Month + 3.2616%, 8.6072%, 4/24/29 (144A)‡	6,000,000		5,944,428
Octagon 61 Ltd 2023-2A D,
CME Term SOFR 3 Month + 5.5000%, 10.5688%, 4/20/36 (144A)‡	7,100,000		7,144,247
Octagon Investment Partners 42 Ltd 2019-3A AR,
CME Term SOFR 3 Month + 1.4016%, 6.7096%, 7/15/34 (144A)‡	10,000,000		9,911,440
Octagon Investment Partners 58 Ltd 2022-1A D,
CME Term SOFR 3 Month + 3.5500%, 8.8580%, 7/15/37 (144A)‡	7,750,000		7,594,163
Ondeck Asset Securitization Trust LLC 2021-1A C, 2.9700%, 5/17/27 (144A)	3,000,000		2,842,228
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30 (144A)	6,250,000		6,183,779
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	5,105,062		3,874,617
Pagaya AI Debt Selection Trust 2021-1 B, 2.1300%, 11/15/27 (144A)	7,398,886		7,314,386
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27 (144A)‡,¤	1,846,154		41,538
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29 (144A)	3,679,513		3,081,212
Palmer Square European Loan Funding 2023-1A D,
EURIBOR 3 Month + 5.7500%, 8.8770%, 11/15/32 (144A)‡	6,941,000	EUR	7,338,538
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28 (144A)	5,000,000		4,849,898
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29 (144A)	5,379,000		5,211,395
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,165,000		6,060,212
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000		2,219,819
Point Securitization Trust 2021-1 A1, 3.2282%, 2/25/52 (144A)‡	5,015,945		4,457,751
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30 (144A)	6,000,000		6,028,589
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	8,229,714		7,671,249
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	9,965,992		9,323,655
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	7,007,256		6,794,169
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 2.4871%, 10/25/51 (144A)‡	15,623,770		13,849,516
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	10,500,000		8,657,258
PRIMA Capital Ltd 2021-9A C,
CME Term SOFR 1 Month + 2.4645%, 7.7893%, 12/15/37 (144A)‡	15,000,000		14,258,176
Progress Residential Trust 2021-SFR11 F, 4.4200%, 1/17/39 (144A)	4,885,000		3,985,341
Progress Residential Trust 2022-SFR1 F, 4.8800%, 2/17/41 (144A)	9,000,000		7,408,638
Progress Residential Trust 2022-SFR3 F, 6.6000%, 4/17/39 (144A)	2,500,000		2,312,743
Project Silver, 6.9000%, 7/15/44 (144A)‡	898,315		167,949
Rad CLO Ltd 2023-18A D,
CME Term SOFR 3 Month + 5.2500%, 10.5580%, 4/15/36 (144A)‡	6,588,000		6,639,288
Rad CLO Ltd 2023-19A D,
CME Term SOFR 3 Month + 5.7500%, 10.8450%, 4/20/35 (144A)‡	7,000,000		7,007,707
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	9,830,252		7,864,398
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30 (144A)	8,000,000		7,727,314
ReadyCap Lending 2023-3 A,
Prime Rate by Country United States + 0.0700%, 8.5700%, 4/25/48 (144A)‡	9,724,357		9,749,245
Rockford Tower CLO Ltd 2020-1A D,
CME Term SOFR 3 Month + 4.0116%, 9.3378%, 1/20/32 (144A)‡	3,000,000		2,968,698
Saluda Grade Alternative Mortgage Trust 2023-FIG3 C, 8.9480%, 8/25/53‡	3,000,000		2,999,911
Sand Trust 2021-1A D,
CME Term SOFR 3 Month + 3.8116%, 9.1196%, 10/15/34 (144A)‡	8,000,000		7,661,864
Santander Bank Auto Credit-Linked Notes 2022-B E, 8.6810%, 8/16/32 (144A)	2,583,073		2,544,795
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32 (144A)	2,865,939		2,887,459
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33 (144A)	835,361		832,344
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000		1,442,472
Santander Consumer Auto Receivables Trust 2021-AA E,
3.2800%, 3/15/27 (144A)	1,750,000		1,612,843
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39 (144A)‡	17,728,841		16,855,509
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52 (144A)	13,712,633		12,183,905
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	1,612,476		1,564,371
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37 (144A)	3,399,940		3,158,585
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39 (144A)	1,414,925		1,422,387
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40 (144A)	1,873,257		1,854,752
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	927,505		903,511
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	1,618,666		1,513,843
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28‡	6,723,000		6,671,122
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 8.0330%, 1/15/39 (144A)‡	7,000,000		6,610,006
Sprite Limited 2021-1 B, 5.1000%, 11/15/46 (144A)	4,663,925		3,854,588
Sprite Limited 2021-1 C, 8.8350%, 11/15/46 (144A)	6,561,779		5,507,273
Steele Creek CLO Ltd 2019-2A CR,
CME Term SOFR 3 Month + 2.9116%, 8.2196%, 7/15/32 (144A)‡	4,000,000		3,894,604
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50 (144A)	2,500,000		2,191,583

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Tesla Auto Lease Trust 2021-A E, 2.6400%, 3/20/25 (144A)	$14,850,000		$14,599,908
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29 (144A)	5,785,130		5,784,442
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40 (144A)	8,979,524		7,704,072
Thunderbolt Aircraft Lease Ltd 2017-A B, 5.7500%, 5/17/32 (144A)Ç	2,176,692		1,523,754
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27 (144A)	10,870,000		10,790,299
Tricolor Auto Securitization Trust 2023-1A D, 8.5600%, 7/15/27 (144A)	5,750,000		5,851,916
TVEST LLC 2021-A B, 0%, 9/15/33 (144A)	6,550,000		5,211,639
Upstart Securitization Trust 2019-2 C, 4.7830%, 9/20/29 (144A)	1,004,864		1,002,074
Upstart Securitization Trust 2019-3 C, 5.3810%, 1/21/30 (144A)	3,977,399		3,972,670
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30 (144A)	15,121,527		14,953,107
Upstart Securitization Trust 2021-1 B, 1.8900%, 3/20/31 (144A)	300,941		300,153
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31 (144A)	10,250,000		9,967,682
Upstart Securitization Trust 2023-1 B, 8.3500%, 2/20/33 (144A)	6,235,000		6,295,343
VASA Trust 2021-VASA D,
CME Term SOFR 1 Month + 2.2145%, 7.5475%, 7/15/39 (144A)‡	7,000,000		4,680,903
VASA Trust 2021-VASA F,
CME Term SOFR 1 Month + 4.0145%, 9.3475%, 7/15/39 (144A)‡	5,500,000		2,866,359
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,750,000		5,284,276
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	12,000,000		11,018,022
Venture CDO Ltd 2013-15A CR3,
CME Term SOFR 3 Month + 2.9116%, 8.2196%, 7/15/32 (144A)‡	5,000,000		4,782,230
Venture CDO Ltd 2017-28AA CR,
CME Term SOFR 3 Month + 2.6616%, 7.9878%, 10/20/34 (144A)‡	3,174,000		3,042,488
Wellfleet CLO Ltd 2020-1A B,
CME Term SOFR 3 Month + 2.8116%, 8.1196%, 4/15/33 (144A)‡	3,750,000		3,648,709
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.4918%, 11/15/54‡,¤	80,983,491		5,302,611
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36 (144A)	2,231,788		2,084,726
Westlake Automobile Receivable Trust 2020-3A F, 5.1100%, 5/17/27 (144A)	7,000,000		6,833,372
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27 (144A)	5,000,000		4,690,635
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	5,491,520		4,311,008
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	1,350,105		940,024
Woodward Capital Management 2017-280P B,
CME Term SOFR 1 Month + 1.1300%, 6.7100%, 9/15/34 (144A)‡	5,400,000		5,067,626
Worldwide Plaza Trust 2017-WWP F, 3.7154%, 11/10/36 (144A)‡	4,305,008		829,871
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 8.0196%, 1/16/31 (144A)‡	1,250,000		1,239,905
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 7.1296%, 1/16/31 (144A)‡	2,505,666		2,501,935
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,924,669,836)			1,822,478,653
Bank Loans and Mezzanine Loans– 6.1%
Basic Industry – 0.4%
Aruba Investments Holdings LLC,
CME Term SOFR 1 Month + 7.7500%, 13.1661%, 11/24/28‡	5,786,000		5,380,980
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 9.4151%, 7/3/28‡	7,520,904		6,645,020
			12,026,000
Brokerage – 0.6%
Advisor Group Holdings Inc,
CME Term SOFR 1 Month + 4.5000%, 9.8161%, 8/17/28‡	5,598,756		5,590,022
Aretec Group Inc, CME Term SOFR 1 Month + 4.6000%, 9.9161%, 8/9/30‡	3,927,000		3,892,639
Citadel Securities LP, CME Term SOFR 1 Month + 2.5000%, 7.9306%, 7/29/30‡	7,255,834		7,233,195
			16,715,856
Capital Goods – 0.8%
Arcline FM Holdings LLC,
CME Term SOFR 3 Month + 8.2500%, 13.9017%, 6/25/29‡	8,009,010		7,688,650
Covanta Holding Corp, CME Term SOFR 1 Month + 3.0000%, 8.1476%, 11/30/28‡	130,730		130,240
Covanta Holding Corp, CME Term SOFR 1 Month + 3.0000%, 8.3336%, 11/30/28‡	1,662,981		1,656,745
Proampac PG Borrower LLC,
CME Term SOFR 1 Month + 4.5000%, 9.8322%, 11/3/28ƒ,‡	7,513,164		7,464,328
Standard Industries Inc, CME Term SOFR 1 Month + 2.5000%, 7.9379%, 9/22/28‡	7,819,690		7,813,669
Summit Materials LLC, CME Term SOFR 6 Month + 3.0000%, 8.5712%, 12/14/27‡	707,445		708,916
			25,462,548
Commercial Services – 0.1%
Lernen Bidco Ltd, EURIBOR 3 Month + 4.7500%, 8.5500%, 4/25/29ƒ,‡	2,860,000	EUR	3,009,140
Communications – 0.2%
Century DE Buyer LLC, CME Term SOFR 1 Month + 4.2500%, 9.3248%, 9/27/30ƒ,‡	798,000		792,015
Directv Financing LLC, CME Term SOFR 1 Month + 5.0000%, 10.4306%, 8/2/27‡	5,559,454		5,426,639
			6,218,654
Consumer Cyclical – 2.0%
Arches Buyer Inc, CME Term SOFR 1 Month + 3.2500%, 8.6661%, 12/6/27ƒ,‡	7,415,232		7,248,390
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 8.4342%, 12/17/28‡	4,556,308		4,476,572
Entain Holdings (Gibraltar) Ltd,
EURIBOR 3 Month + 3.7500%, 7.3480%, 6/30/28‡	4,770,000	EUR	5,032,961
Entain Holdings (Gibraltar) Ltd,
CME Term SOFR 3 Month + 3.5000%, 8.9901%, 10/31/29‡	1,795,482		1,791,748

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Consumer Cyclical– (continued)
Flutter Financing BV, CME Term SOFR 3 Month + 3.2500%, 8.9017%, 7/22/28‡	$8,648,162		$8,652,486
Loire Finco Luxembourg, EURIBOR 12 Month + 2.7500%, 7.1080%, 4/21/27‡	2,660,000	EUR	2,748,997
LSF9 Atlantis Holdings LLC,
CME Term SOFR 3 Month + 7.2500%, 12.6401%, 3/31/29‡	4,056,750		3,880,525
Mic Glen LLC, CME Term SOFR 1 Month + 6.7500%, 12.1661%, 7/20/29‡	7,907,942		7,453,236
Sovos Brands Intermediate Inc,
CME Term SOFR 3 Month + 3.5000%, 9.1307%, 6/8/28‡	3,495,764		3,491,953
Stars Group Holdings BV, CME Term SOFR 3 Month + 2.2500%, 7.9017%, 7/21/26‡	5,320,865		5,313,682
Tacala Investment Corp, CME Term SOFR 1 Month + 8.0000%, 12.9455%, 2/4/28‡	5,683,991		5,465,157
Wyndham Worldwide Corp, CME Term SOFR 3 Month + 4.0000%, 9.4322%, 12/14/29‡	4,466,250		4,465,133
			60,020,840
Consumer Non-Cyclical – 0.7%
Eyecare Partners LLC, CME Term SOFR 1 Month + 6.7500%, 12.1806%, 11/15/29‡	7,500,000		3,907,500
Journey Personal Care Corp,
CME Term SOFR 3 Month + 4.2500%, 9.9810%, 3/1/28‡	3,359,525		3,157,953
Mamba Purchaser Inc, CME Term SOFR 1 Month + 6.5000%, 11.9306%, 10/15/29‡	4,000,000		3,880,000
Perrigo Investments LLC, CME Term SOFR 1 Month + 2.2500%, 7.6661%, 4/20/29‡	4,937,500		4,914,343
Surgery Center Holdings Inc,
CME Term SOFR 1 Month + 3.7500%, 9.1886%, 8/31/26‡	2,380,784		2,381,712
Topgolf Callaway Brands Corp,
CME Term SOFR 1 Month + 3.5000%, 8.9161%, 3/15/30‡	2,762,956		2,745,107
			20,986,615
Diversified Financial Services – 0.4%
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 3.0000%, 8.3161%, 1/15/30‡	6,300,000		6,293,700
Luxembourg Investment Co 428 Sarl,
CME Term SOFR 3 Month + 5.0000%, 10.3919%, 1/3/29‡	7,944,280		5,751,659
			12,045,359
Insurance – 0.1%
USI Inc/NY, CME Term SOFR 1 Month + 3.2500%, 8.5783%, 9/14/30ƒ,‡	926,653		923,947
USI Inc/NY, CME Term SOFR 1 Month + 3.2500%, 8.5783%, 9/14/30ƒ,‡	926,653		923,567
			1,847,514
Technology – 0.5%
Claudius Finance Sarl, EURIBOR 3 Month + 3.7500%, 7.6280%, 7/10/28ƒ,‡	3,250,000	EUR	3,421,848
Magenta Buyer LLC, CME Term SOFR 1 Month + 8.2500%, 13.8807%, 7/27/29‡	8,900,000		4,094,000
Mitchell International Inc,
CME Term SOFR 1 Month + 3.7500%, 9.1806%, 10/15/28‡	7,722,400		7,585,018
Tempo Acquisition LLC, CME Term SOFR 1 Month + 3.0000%, 8.3248%, 8/31/28‡	900,000		900,000
			16,000,866
Transportation – 0.3%
First Student Bidco Inc, CME Term SOFR 3 Month + 3.0000%, 8.1431%, 7/21/28‡	2,696,078		2,624,471
First Student Bidco Inc, CME Term SOFR 3 Month + 3.0000%, 8.1431%, 7/21/28‡	7,192,822		7,001,780
			9,626,251
Total Bank Loans and Mezzanine Loans (cost $196,810,534)			183,959,643
Corporate Bonds– 26.3%
Banking – 3.0%
American Express Co,
US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,µ	2,697,000		2,141,388
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	7,500,000		6,915,667
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	5,537,000		4,126,008
Barclays PLC, SOFR + 2.6200%, 6.6920%, 9/13/34‡	7,592,000		7,411,926
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	6,932,000		6,692,707
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500% (144A)‡,µ	4,267,000		4,365,482
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,µ	5,000,000		4,373,756
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,µ	5,310,000		4,531,249
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	7,269,000		5,881,322
Credit Suisse Group AG, SOFR + 3.7300%, 4.1940%, 4/1/31 (144A)‡	3,186,000		2,782,157
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	4,357,000		4,231,132
JPMorgan Chase & Co, SOFR + 1.0150%, 2.0690%, 6/1/29‡	4,309,000		3,630,796
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	2,163,000		2,090,690
JPMorgan Chase & Co,
US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,µ	2,501,000		2,182,967
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡	2,117,000		1,958,531
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	3,996,000		3,442,449
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,574,000		1,471,180
Royal Bank of Canada, 5.0000%, 5/2/33	7,460,000		6,930,891
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	9,838,000		9,707,507

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Toronto-Dominion Bank/The, 5.5230%, 7/17/28#	$7,448,000		$7,351,466
			92,219,271
Basic Industry – 0.9%
Celanese US Holdings LLC, 6.3300%, 7/15/29	1,443,000		1,414,445
Celanese US Holdings LLC, 6.3790%, 7/15/32	2,119,000		2,041,704
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	6,918,000		6,472,318
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	6,957,000		6,436,990
IAMGOLD Corp, 5.7500%, 10/15/28 (144A)	3,491,000		2,731,708
Mineral Resources Ltd, 9.2500%, 10/1/28 (144A)	6,885,000		6,936,637
Neon Holdings Inc, 10.1250%, 4/1/26 (144A)	3,021,000		2,784,413
			28,818,215
Brokerage – 0.1%
Nasdaq Inc, 5.5500%, 2/15/34	1,970,000		1,880,271
Nasdaq Inc, 5.9500%, 8/15/53	1,966,000		1,836,404
			3,716,675
Capital Goods – 1.2%
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27Ø	9,468,244	EUR	7,414,913
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27 (144A)Ø	1,468,400	EUR	1,149,955
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	3,388,380		2,556,332
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	8,863,000	EUR	7,097,858
LABL Inc, 8.2500%, 11/1/29 (144A)	8,536,000		6,967,510
Regal Rexnord Corp, 6.3000%, 2/15/30 (144A)	2,843,000		2,746,259
Regal Rexnord Corp, 6.4000%, 4/15/33 (144A)	1,897,000		1,827,205
Trinity Industries Inc, 7.7500%, 7/15/28 (144A)	7,331,000		7,376,819
			37,136,851
Communications – 1.7%
Altice Financing SA, 5.0000%, 1/15/28 (144A)#	9,491,000		8,104,205
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,µ	5,300,000	EUR	5,172,932
Banijay Entertainment SASU, 8.1250%, 5/1/29 (144A)	7,543,000		7,486,503
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	9,366,000		7,455,697
Gray Television Inc, 4.7500%, 10/15/30 (144A)	5,500,000		3,643,590
Netflix Inc, 3.6250%, 6/15/30	8,071,000	EUR	8,090,879
Scripps Escrow II Inc, 5.3750%, 1/15/31 (144A)	5,804,000		3,566,268
T-Mobile USA Inc, 3.3750%, 4/15/29	4,899,000		4,308,865
T-Mobile USA Inc, 5.7500%, 1/15/34	4,576,000		4,463,989
			52,292,928
Consumer Cyclical – 2.8%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27 (144A)	6,450,000	EUR	6,332,984
Carnival Corp, 7.6250%, 3/1/26 (144A)#	7,567,000		7,361,057
Carnival Corp, 6.0000%, 5/1/29 (144A)	6,514,000		5,556,330
CBRE Services Inc, 5.9500%, 8/15/34	7,979,000		7,525,879
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	5,197,000		5,299,205
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)#	10,378,000		9,080,750
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	3,218,000		2,679,039
Kohl's Corp, 4.6250%, 5/1/31Ç	7,649,000		5,140,434
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	3,700,000		3,118,360
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	6,689,000		5,533,924
LKQ Corp, 6.2500%, 6/15/33 (144A)	5,850,000		5,656,615
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	6,080,000		5,520,591
Pinnacle Bidco PLC, 8.2500%, 10/11/28 (144A)	5,150,000	EUR	5,444,090
Royal Caribbean Cruises Ltd, 7.2500%, 1/15/30 (144A)	1,800,000		1,783,966
VICI Properties LP, 4.9500%, 2/15/30	4,993,000		4,568,433
VICI Properties LP, 5.1250%, 5/15/32	1,932,000		1,729,282
Victoria's Secret & Co, 4.6250%, 7/15/29 (144A)#	5,339,000		3,870,352
			86,201,291
Consumer Non-Cyclical – 3.3%
AdaptHealth LLC, 6.1250%, 8/1/28 (144A)	8,398,000		7,248,775
AMN Healthcare Inc, 4.0000%, 4/15/29 (144A)	4,005,000		3,398,488
B&G Foods Inc, 5.2500%, 4/1/25	4,300,000		4,219,688
Catalent Pharma Solutions Inc, 2.3750%, 3/1/28	5,060,000	EUR	4,466,374
Cheplapharm Arzneimittel GmbH, 7.5000%, 5/15/30 (144A)	12,700,000	EUR	13,505,844
HCA Inc, 3.6250%, 3/15/32	682,000		565,302
Heartland Dental LLC / Heartland Dental Finance Corp,
10.5000%, 4/30/28 (144A)	11,834,000		11,907,962
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	7,721,000		5,481,910
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.7500%, 3/15/34 (144A)	7,608,000		7,402,508
LifePoint Health Inc, 11.0000%, 10/15/30 (144A)	4,625,000		4,625,000
Mattel Inc, 5.4500%, 11/1/41	6,817,000		5,622,840
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	7,824,000		6,269,784
Owens & Minor Inc, 6.6250%, 4/1/30 (144A)#	2,984,000		2,648,554
Pediatrix Medical Group Inc, 5.3750%, 2/15/30 (144A)#	6,092,000		5,365,285

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Pilgrim's Pride Corp, 6.2500%, 7/1/33	$10,977,000		$10,316,067
Universal Health Services Inc, 2.6500%, 1/15/32	7,779,000		5,831,961
			98,876,342
Electric – 2.2%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		6,911,200
American Electric Power Co Inc, 5.6250%, 3/1/33	3,096,000		2,995,863
American Electric Power Co Inc,
US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	5,517,000		4,489,722
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	3,354,000		2,861,163
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	3,072,000		2,388,980
IPALCO Enterprises Inc, 4.2500%, 5/1/30	4,008,000		3,515,117
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	1,933,000		1,466,481
NRG Energy Inc, 3.8750%, 2/15/32 (144A)	9,814,000		7,367,274
NRG Energy Inc, 7.0000%, 3/15/33 (144A)	9,733,000		9,403,777
Vistra Operations Co LLC, 6.9500%, 10/15/33 (144A)	12,050,000		11,819,059
Xcel Energy Inc, 4.6000%, 6/1/32	4,725,000		4,287,711
Xcel Energy Inc, 5.4500%, 8/15/33	8,625,000		8,231,069
			65,737,416
Energy – 3.3%
AmeriGas Partners LP / AmeriGas Finance Corp, 5.7500%, 5/20/27	7,888,000		7,393,807
Civitas Resources Inc, 8.3750%, 7/1/28 (144A)	7,152,000		7,277,160
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	7,432,000		6,428,989
Enerflex Ltd, 9.0000%, 10/15/27 (144A)	4,645,000		4,586,938
EnLink Midstream Partners LP, CME Term SOFR 3 Month + 4.3716%, 9.7798%‡,µ	7,858,000		7,052,555
EQM Midstream Partners LP, 7.5000%, 6/1/27 (144A)	2,931,000		2,936,839
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	13,378,000		13,311,110
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	8,646,000		7,290,637
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	9,769,000		9,280,550
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	7,430,000		7,348,551
Occidental Petroleum Corp, 7.8750%, 9/15/31	4,784,000		5,176,771
SM Energy Co, 5.6250%, 6/1/25	8,923,000		8,732,940
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	8,262,000		7,154,667
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	5,739,000		5,222,488
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	1,155,000		1,006,786
			100,200,788
Finance Companies – 1.7%
FirstCash Inc, 4.6250%, 9/1/28 (144A)	5,509,000		4,881,403
FirstCash Inc, 5.6250%, 1/1/30 (144A)	3,227,000		2,903,416
Fortress Transportation and Infrastructure Investors LLC,
6.5000%, 10/1/25 (144A)	2,318,000		2,278,233
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,509,000		3,629,499
Navient Corp, 9.3750%, 7/25/30	13,750,000		13,560,937
OWL Rock Core Income Corp, 4.7000%, 2/8/27	8,032,000		7,308,880
PennyMac Financial Services Inc, 5.7500%, 9/15/31 (144A)	8,000,000		6,543,674
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	4,499,000		3,587,368
Springleaf Finance Corp, 6.8750%, 3/15/25	8,426,000		8,359,207
			53,052,617
Financial Institutions – 0.8%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 7.7470%‡,µ	5,000,000		2,427,500
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	4,962,000		4,588,361
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,025,000		3,696,661
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	2,038,315
GGAM Finance Ltd, 8.0000%, 6/15/28 (144A)	10,154,000		10,133,971
			22,884,808
Government Sponsored – 0.3%
Georgian Railway JSC, 4.0000%, 6/17/28	3,250,000		2,812,836
Petroleos Mexicanos, 5.9500%, 1/28/31	5,546,000		3,969,550
Uzbekneftegaz JSC, 4.7500%, 11/16/28	1,087,000		875,057
			7,657,443
Insurance – 0.9%
Athene Global Funding, 2.6460%, 10/4/31 (144A)	8,600,000		6,367,664
Broadstreet Partners Inc, 5.8750%, 4/15/29 (144A)	7,633,000		6,734,735
Brown & Brown Inc, 4.9500%, 3/17/52	3,218,000		2,562,516
Centene Corp, 3.3750%, 2/15/30	14,292,000		11,920,557
			27,585,472
Mortgage Assets – 0.2%
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		4,812,228

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Real Estate Investment Trusts (REITs) – 0.7%
Alexandria Real Estate Equities Inc, 4.7500%, 4/15/35	$5,706,000		$5,016,753
Broadstone Net Lease LLC, 2.6000%, 9/15/31	2,870,000		2,008,100
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	8,400,000		6,503,658
Lexington Realty Trust, 2.7000%, 9/15/30	3,324,000		2,573,988
Safehold Operating Partnership LP, 2.8000%, 6/15/31	5,556,000		4,152,289
			20,254,788
Technology – 2.8%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	8,552,000		6,905,740
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)	6,237,000		5,520,431
Entegris Inc, 3.6250%, 5/1/29 (144A)	8,081,000		6,862,547
Equinix Inc, 2.5000%, 5/15/31	8,726,000		6,811,514
Fiserv Inc, 5.6000%, 3/2/33	4,500,000		4,361,330
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	9,000,000		8,597,270
GTCR W-2 Merger Sub LLC, 7.5000%, 1/15/31 (144A)	2,447,000		2,450,426
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	5,631,000		4,919,497
Iron Mountain Inc, 4.5000%, 2/15/31 (144A)	3,754,000		3,087,528
Leidos Inc, 5.7500%, 3/15/33	3,278,000		3,141,506
Marvell Technology Inc, 5.9500%, 9/15/33	7,652,000		7,510,533
RingCentral Inc, 8.5000%, 8/15/30 (144A)	8,801,000		8,501,766
Seagate HDD Cayman, 8.2500%, 12/15/29 (144A)	3,000,000		3,080,994
Seagate HDD Cayman, 9.6250%, 12/1/32 (144A)	5,969,237		6,432,104
Trimble Inc, 6.1000%, 3/15/33	7,117,000		6,972,725
			85,155,911
Transportation – 0.4%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	6,400,000		5,713,757
Forward Air Corp, 9.5000%, 10/15/31 (144A)	517,000		516,638
Rand Parent LLC, 8.5000%, 2/15/30 (144A)#	6,454,000		5,970,601
			12,200,996
Total Corporate Bonds (cost $857,360,147)			798,804,040
Foreign Government Bonds– 1.6%
Commonwealth of the Bahamas Government Bond, 6.0000%, 11/21/28	3,391,000		2,789,895
Dominican Republic Government Bond, 7.0500%, 2/3/31	4,818,000		4,650,720
Gabonese Republic Government Bond, 6.9500%, 6/16/25	1,567,000		1,394,630
Gabonese Republic Government Bond, 7.0000%, 11/24/31	335,000		248,319
Mongolia Government Bond, 5.1250%, 4/7/26	2,185,000		2,037,745
Mongolia Government Bond, 3.5000%, 7/7/27	1,705,000		1,429,027
Mongolia Government Bond, 4.4500%, 7/7/31	1,608,000		1,234,944
Republic of Angola Government Bond, 8.0000%, 11/26/29	3,353,000		2,755,113
Republic of Benin Government Bond, 4.8750%, 1/19/32	3,275,000	EUR	2,565,909
Republic of Benin Government Bond, 4.9500%, 1/22/35	2,400,000	EUR	1,738,388
Republic of Colombia Government Bond, 3.0000%, 1/30/30	3,510,000		2,689,918
Republic of Colombia Government Bond, 3.1250%, 4/15/31	3,160,000		2,334,785
Republic of Georgia Government Bond, 2.7500%, 4/22/26	2,880,000		2,564,930
Republic of Mozambique Government Bond, 9.0000%, 9/15/31Ç	2,682,000		2,096,814
Republic of North Macedonia Government Bond, 6.9600%, 3/13/27	2,758,000	EUR	2,965,869
Republic of North Macedonia Government Bond, 1.6250%, 3/10/28	4,720,000	EUR	4,041,523
Romania Government Bond, 1.7500%, 7/13/30	4,774,000	EUR	3,810,197
Romania Government Bond, 2.1240%, 7/16/31	4,800,000	EUR	3,754,836
Romania Government Bond, 2.0000%, 4/14/33	4,900,000	EUR	3,556,408
Total Foreign Government Bonds (cost $52,127,148)			48,659,970
Mortgage-Backed Securities– 29.1%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	16,732,212		15,129,015
3.5000%, TBA, 15 Year Maturity	15,731,117		14,534,577
4.0000%, TBA, 15 Year Maturity	24,687,000		23,285,766
3.0000%, TBA, 30 Year Maturity	31,587,142		26,119,155
3.5000%, TBA, 30 Year Maturity	121,753,696		104,634,761
4.0000%, TBA, 30 Year Maturity	152,830,871		136,052,639
4.5000%, TBA, 30 Year Maturity	92,479,774		84,874,330
5.0000%, TBA, 30 Year Maturity	86,379,023		81,461,033
5.5000%, TBA, 30 Year Maturity	102,812,256		99,329,902
6.0000%, TBA, 30 Year Maturity	26,700,000		26,347,560
			611,768,738
Fannie Mae Pool:
3.0000%, 10/1/34	131,154		119,500
6.0000%, 2/1/37	577		596
3.0000%, 9/1/42	984,727		841,288
3.0000%, 1/1/43	1,274,526		1,088,873
3.0000%, 2/1/43	3,708,272		3,172,873
3.0000%, 2/1/43	501,900		428,791
3.0000%, 2/1/43	33,423		28,518
3.0000%, 3/1/43	1,633,634		1,393,902

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 3/1/43	$453,753	$387,166
3.0000%, 5/1/43	378,357	322,834
3.0000%, 5/1/43	1,872	1,598
5.0000%, 7/1/44	5,091	4,928
4.5000%, 10/1/44	3,514	3,318
4.5000%, 3/1/45	5,261	4,968
3.0000%, 7/1/45	2,070,874	1,766,977
3.5000%, 12/1/45	252,009	221,500
4.5000%, 2/1/46	7,461	7,042
3.5000%, 7/1/46	12,167	10,698
3.0000%, 9/1/46	909,465	776,989
3.0000%, 11/1/46	305,413	257,897
3.0000%, 1/1/47	45,747	38,630
3.5000%, 3/1/47	217,978	191,589
4.0000%, 5/1/47	800,041	730,139
3.5000%, 7/1/47	194,403	170,869
3.5000%, 8/1/47	2,428	2,121
3.5000%, 1/1/48	2,866	2,507
4.0000%, 1/1/48	11,154	10,170
3.5000%, 3/1/48	2,999,924	2,621,172
4.0000%, 3/1/48	3,418	3,117
3.5000%, 7/1/48	4,954,797	4,335,500
4.5000%, 12/1/48	466,266	436,341
3.0000%, 9/1/49	352,979	297,676
4.5000%, 12/1/50	4,940,247	4,600,686
4.0000%, 10/1/51	26,394,972	23,844,850
5.5000%, 10/1/52	13,090,395	12,670,503
5.5000%, 10/1/52	9,533,537	9,275,086
5.0000%, 6/1/53	8,661,102	8,274,058
5.5000%, 6/1/53	9,893,764	9,616,257
5.5000%, 6/1/53	152,441	148,166
5.0000%, 7/1/53	29,398,889	28,082,137
5.5000%, 7/1/53	437,092	423,544
5.5000%, 7/1/53	262,700	255,332
5.5000%, 9/1/53	15,300,723	14,873,745
3.0000%, 2/1/57	5,003,488	4,119,697
3.0000%, 6/1/57	21,491	17,700
		135,881,848
Freddie Mac Gold Pool:
3.5000%, 1/1/47	148,370	130,887
Freddie Mac Pool:
3.0000%, 5/1/31	1,216,757	1,139,813
3.0000%, 9/1/32	189,342	172,764
3.0000%, 1/1/33	104,955	95,765
3.0000%, 10/1/34	316,482	288,284
3.0000%, 10/1/34	145,942	132,973
6.0000%, 4/1/40	12,798	13,220
3.0000%, 2/1/43	3,657	3,130
3.5000%, 2/1/43	3,144	2,768
3.0000%, 3/1/43	82,795	70,781
3.0000%, 6/1/43	129,451	109,370
3.0000%, 11/1/43	3,981,422	3,398,758
3.5000%, 2/1/44	10,364	9,124
4.5000%, 5/1/44	2,564	2,402
3.5000%, 12/1/44	194,490	172,056
3.0000%, 1/1/45	2,345	1,996
3.5000%, 7/1/46	2,211	1,934
4.0000%, 3/1/47	6,586	6,003
3.5000%, 9/1/47	3,984	3,482
3.5000%, 12/1/47	38,928	34,199
3.5000%, 2/1/48	2,446	2,131
4.0000%, 4/1/48	1,365	1,236
4.5000%, 4/1/49	1,097,566	1,022,117
4.0000%, 5/1/49	4,226,612	3,812,194
3.5000%, 8/1/49	1,984,375	1,730,940
3.0000%, 12/1/49	501,290	419,659
3.0000%, 12/1/49	308,436	258,210
4.5000%, 10/1/50	2,869,384	2,672,161
5.5000%, 10/1/52	129,837	126,342
5.0000%, 7/1/53	11,297,295	10,791,298
5.5000%, 7/1/53	1,998,813	1,936,858
5.5000%, 7/1/53	1,263,679	1,224,510
		29,656,478

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	$98,660,539	$86,378,486
4.0000%, TBA, 30 Year Maturity	16,054,402	14,456,395
5.0000%, TBA, 30 Year Maturity	7,343,765	6,957,152
		107,792,033
Ginnie Mae I Pool:
4.5000%, 8/15/46	10,087	9,445
4.0000%, 7/15/47	2,975	2,711
4.0000%, 8/15/47	343	313
4.0000%, 11/15/47	587	535
4.0000%, 12/15/47	1,906	1,737
		14,741
Ginnie Mae II Pool:
4.5000%, 2/20/48	98,010	91,918
4.5000%, 5/20/48	2,114	1,981
4.5000%, 5/20/48	933	874
		94,773
Total Mortgage-Backed Securities (cost $913,196,791)		885,339,498
Common Stocks– 0.2%
Health Care Equipment & Supplies – 0.1%
Lantheus Holdings Inc*	52,470	3,645,616
Metals & Mining – 0.1%
Hudbay Minerals Inc	546,362	2,660,783
Professional Services – 0%
Clarivate Analytics PLC*	4,217	28,296
Total Common Stocks (cost $7,392,405)		6,334,695
Preferred Stocks– 0%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡	1,000,000	80,000
Industrial – 0%
Project Silver, 3/15/44 (144A)‡	1,500,000	187,500
START Ireland, 3/15/44 (144A)‡	1,500,000	375,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)	10	43,668
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	100,000
		706,168
Total Preferred Stocks (cost $11,018,746)		796,953
Investment Companies– 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $65,316,701)	65,303,014	65,322,605
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	15,536,636	15,536,636
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 10/2/23	$3,800,339	3,800,339
Total Investments Purchased with Cash Collateral from Securities Lending (cost $19,336,975)		19,336,975
Total Investments (total cost $4,047,229,283) – 126.1%		3,831,033,032
Liabilities, net of Cash, Receivables and Other Assets – (26.1)%		(792,404,751)
Net Assets – 100%		$3,038,628,281

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,494,324,067	91.2%
Cayman Islands	53,402,066	1.4
Canada	41,189,524	1.1
Luxembourg	34,692,612	0.9
Ireland	26,931,723	0.7
United Kingdom	23,647,114	0.6
Germany	22,266,328	0.6
France	18,544,692	0.5
Peru	12,909,308	0.3
Australia	12,817,959	0.3
Romania	11,121,441	0.3
Japan	9,707,507	0.3
Macedonia, The Former Yugoslav Republic Of	7,007,392	0.2
India	5,520,431	0.1
Georgia	5,377,766	0.1
Colombia	5,024,703	0.1
Panama	4,812,228	0.1
Mongolia	4,701,716	0.1
Dominican Republic	4,650,720	0.1
Benin	4,304,297	0.1
Netherlands	4,231,132	0.1
Mexico	3,969,550	0.1
Bahamas	2,789,895	0.1
Switzerland	2,782,157	0.1
Angola	2,755,113	0.1
Burkina Faso	2,731,708	0.1
Mozambique	2,096,814	0.1
Czech Republic	2,038,315	0.1
Gibraltar	1,791,748	0.1
Gabon	1,642,949	0.0
Uzbekistan	875,057	0.0
Bermuda	375,000	0.0

Total	$3,831,033,032	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$1,491,821	$(354)	$6,258	$65,322,605
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	87,073∆	-	-	15,536,636
Total Affiliated Investments - 2.7%	$1,578,894	$(354)	$6,258	$80,859,241

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	136,328,921	314,766,930	(385,779,150)	65,322,605
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	14,706,842	31,907,086	(31,077,292)	15,536,636

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
Canadian Dollar	12/11/23	(4,998,100)	$3,692,604	$8,127
Euro	12/11/23	(6,132,020)	6,562,786	58,776

				66,903
State Street Bank and Trust Company:
Euro	12/11/23	(90,562,050)	97,481,101	1,425,231
Euro	12/11/23	(5,150,000)	5,456,594	(5,824)

				1,419,407
Total				$1,486,310

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	3,207	12/29/23	$346,556,438	$(6,714,817)
5 Year US Treasury Note	7,432	1/4/24	783,030,875	(7,989,004)
Total - Futures Long				(14,703,821)
Futures Short:
2 Year US Treasury Note	3,730	1/4/24	(756,111,799)	4,074,137
Ultra 10-Year Treasury Note	1,067	12/29/23	(119,037,188)	1,481,901
Ultra Long Term US Treasury Bond	83	12/29/23	(9,851,063)	723,005
US Treasury Long Bond	60	12/29/23	(6,826,875)	369,843
Total - Futures Short				6,648,886
Total				$(8,054,935)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.41-V1, Fixed Rate of 5.00%, Paid Quarterly	12/20/28	(60,000,000)	USD	$(566,850)	$(21,126)	$(587,976)
CDX.NA.IG.40-V1, Fixed Rate of 1.00%, Paid Quarterly	6/20/28	(78,800,000)	USD	(1,173,842)	105,380	(1,068,462)
Total				$(1,740,692)	$84,254	$(1,656,438)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Credit default swaps:
Average notional amount - buy protection	$74,100,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	4,042,140
Average amounts sold - in USD	97,861,068
Futures contracts:
Average notional amount of contracts - long	847,117,670
Average notional amount of contracts - short	500,757,747

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $2,212,742,567, which represents 72.8% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2023 is $578,303, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,821,911,135	$567,518
Bank Loans and Mezzanine Loans	-	183,959,643	-
Corporate Bonds	-	798,804,040	-
Foreign Government Bonds	-	48,659,970	-
Mortgage-Backed Securities	-	885,339,498	-
Common Stocks	6,334,695	-	-
Preferred Stocks	-	786,168	10,785
Investment Companies	-	65,322,605	-
Investments Purchased with Cash Collateral from Securities Lending	-	19,336,975	-
Total Investments in Securities	$6,334,695	$3,824,120,034	$578,303
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,492,134	-
Futures Contracts	6,648,886	-	-
Centrally Cleared Swaps	-	105,380	-
Total Assets	$12,983,581	$3,825,717,548	$578,303
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,824	$-
Futures Contracts	14,703,821	-	-
Centrally Cleared Swaps	-	21,126	-
Total Liabilities	$14,703,821	$26,950	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70288 11-23